Securities Issued	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Disclosure of Securities Issued [Text Block]	Securities issued

	12/31/2025	12/31/2024
Real estate credit bills	11,163,760	9,182,632
Financial bills	1,245,287	337,952
Real estate guaranteed credit bills	1,194,836	185,017
Agribusiness credit bills	523,261	184,618
Total	14,127,144	9,890,219